Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 31, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos. 333-108394 and 811-21422
Ziegler Floating Rate Fund S000053146

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Ziegler Floating Rate Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2018, and filed electronically as Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N‑1A on January 26, 2018.

Please note this Rule 497(j) letter was incorrectly filed under 497 Definitive materials on January 31, 2018, (accession number 0000894189-18-000593). This Rule 497(j) letter supersedes the incorrect 497 Definitive materials filing.

If you have any questions, please do not hesitate to contact the undersigned at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios